Loss Per Share of Common Stock	12 Months Ended
Dec. 31, 2015
Loss Per Share of Common Stock [Abstract]
Loss Per Share of Common Stock

15. Loss Per Share of Common Stock

Basic loss per share of common stock is computed based upon the number of weighted average shares of common stock outstanding as defined by ASC Topic 260, Earnings Per Share. Diluted loss per share of common stock includes the dilutive effects of stock options, warrants and stock equivalents. To the extent stock options, stock equivalents, shares underlying the Note and warrants are antidilutive, they are excluded from the calculation of diluted net loss per share of common stock. For the year ended December 31, 2015, 48,869,703 shares issuable upon the conversion of the Note payable, the exercise of stock options and warrants, and unvested restricted stock awards were not included in the computation of diluted loss per share because their inclusion would be antidilutive. For the year ended December 31, 2014, 16,500,753 shares issuable upon the exercise of stock options and warrants were not included in the computation of diluted loss per share because their inclusion would have been antidilutive.